Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2019, 2018 and 2017:

	2019			2018			2017
Consolidated capitalized costs	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Proved oil and gas properties
Mineral property, wells and related equipment (1)	2,693,690	2,033	2,695,723	1,594,064	—	1,594,064	770,461	—	770,461
Support equipment and facilities	80,012	—	80,012	47,224	—	47,224	22,171	—	22,171
Drilling and work in progress (2)	142,122	—	142,122	80,737	—	80,737	40,567	—	40,567
Unproved oil and gas properties	30,012	—	30,012	14,909	1,241	16,150	6,189	558	6,747

Total capitalized costs	2,945,836	2,033	2,947,869	1,736,933	1,241	1,738,174	839,388	558	839,946
Accumulated depreciation and valuation allowances (3)	(2,239,487)	(1,973)	(2,241,460)	(1,283,840)	(489)	(1,284,328)	(600,086)	—	(600,086)

Net capitalized costs	706,349	60	706,409	453,093	752	453,846	239,302	558	239,860

(1)	Includes 24,468 corresponding to all Upstream contracts, excepted for Drilling Contracts (2) comprised in right-of-use assets (IFRS 16).
(2)	Includes 11,032 corresponding to Drilling contracts comprised in right-of-use assets (IFRS 16).
(3)	Includes (8,841) corresponding to Accumulated Depreciation of all Upstream contracts of right-of-use assets (IFRS 16).

Costs Incurred for Oil and Gas Producing Activities
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2019, 2018 and 2017:

	2019			2018			2017
Consolidated costs incurred	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Acquisition of unproved properties	4,171	—	4,171	276	—	276	—	—	—
Acquisition of proved properties	—	—	—	166	—	166	154	—	154
Exploration costs	9,115	771	9,886	7,283	381	7,664	3,302	149	3,451
Development costs (1)	132,289	—	132,289	53,553	—	53,553	39,039	—	39,039

Total costs incurred	145,575	771	146,346	61,278	381	61,659	42,495	149	42,644

(1)	Includes 18,547 corresponding to additions of Upstream contracts comprised in right-of-use assets (IFRS 16).

Results of Operations from Oil and Gas Producing Activities
Differences between these tables and the amounts shown in Note 5 “Segment information”, for the exploration and production business unit, relate to additional operations that do not arise from those properties held by the Group.

	2019				2018			2017
Consolidated results of operations	Argentina		Other Foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Net sales to unaffiliated parties	1,949		120	2,069	3,085	—	3,085	521	—	521
Net intersegment sales	286,585		—	286,585	207,480	—	207,480	115,955	—	115,955

Total net revenues	288,534		120	288,654	210,565	—	210,565	116,476	—	116,476
Production costs	(164,562	) (1)	(242)	(164,804)	(114,381)	—	(114,381)	(69,944)	—	(69,944)
Exploration expenses	(6,045)		(734)	(6,779)	(5,185)	(224)	(5,409)	(2,279)	(168)	(2,447)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(124,977	) (2)	(980)	(125,957)	(72,044)	—	(72,044)	(45,277)	—	(45,277)
Impairment of Property, plant and equipment	(40,561)		—	(40,561)	3,265	(365)	2,900	5,032	—	5,032
Other	(6,569)		(56)	(6,625)	(2,839)	(168)	(3,007)	(2,706)	—	(2,706)

Pre-tax income (loss) from producing activities	(54,180)		(1,892)	(56,072)	19,381	(757)	18,624	1,302	(168)	1,134
Income tax expense / benefit	16,254		417	16,671	(5,814)	227	(5,587)	(456)	59	(397)

Results of oil and gas producing activities	(37,926)		(1,475)	(39,401)	13,567	(530)	13,037	846	(109)	737

(1)
Includes Ps 6,680 million corresponding to short term leases and variable lease payments related to the use of assets. For more information See Note 2.b.12) to the Audited Consolidated Financial Statements.

(2)	Includes Ps (6,060) million corresponding to depreciation of right-of-use assets (IFRS 16).

Summary of Standardized Measure of Discounted Future Net Cash Flows
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2019			2018			2017
Consolidated standardized measure of discounted future net cash flows	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Future cash inflows (1)	2,545,028	—	2,545,028	1,786,896	—	1,786,896	564,396	—	564,396
Future production costs	(1,333,468)	—	(1,333,468)	(913,980)	—	(913,980)	(349,819)	—	(349,819)
Future development costs	(482,015)	—	(482,015)	(304,448)	—	(304,448)	(128,885)	—	(128,885)
Future income tax expenses	(120,966)	—	(120,966)	(121,388)	—	(121,388)	(2,324)	—	(2,324)
10% annual discount for estimated timing of cash flows	(227,670)	—	(227,670)	(138,847)	—	(138,847)	(16,935)	—	(16,935)

Total standardized measure of discounted future net cash flows	380,909	—	380,909	308,233	—	308,233	66,433	—	66,433

(1)
For the years ended December 31, 2019, future cash inflows are stated net of the effect of withholdings on exports until 2021 in accordance with Law No. 27,541. For the years ended December 31, 2018, future cash inflows are stated net of the effect of withholdings on exports until 2020 in accordance with Decree No. 793/2018. For the years ended December 31, 2017, future cash inflows are stated net of the effect of withholdings on exports until 2017 in accordance with Law No. 26,732.

Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows
The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Beginning of year	308,233	66,433	106,411
Sales and transfers, net of production costs	(197,278)	(62,115)	(53,759)
Net change in sales and transfer prices, net of future production costs	(239,226)	68,651	(74,046)
Changes in reserves and production rates (timing)	(26,496)	111,137	15,495
Net changes for extensions, discoveries and improved recovery	228,354	160,784	28,489
Net change due to purchases and sales of minerals in place	(1,152)	(730)	—
Changes in estimated future development and abandonment costs	(82,799)	(71,368)	(32,052)
Development costs incurred during the year that reduced future development costs	102,784	39,780	22,475
Accretion of discount	43,534	11,490	9,724
Net change in income taxes	66,705	(80,832)	25,920
Others (1)	178,250	65,003	17,776

End of year	380,909	308,233	66,433

(1)	Corresponds mainly to exchange differences arising from the translation of our cashflows in the functional currency to the presentation currency.

Oil and Condensate [Member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves
The table below sets forth information regarding changes in YPF’s net proved reserves during 2019, 2018 and 2017, by hydrocarbon product.

	2019			2018			2017
Oil and Condensate	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels)
Consolidated entities
At January 1,	582	582	—	422	422	—	525	525	—
Developed	339	339	—	286	286	—	380	380	—
Undeveloped	243	243	—	136	136	—	145	145	—
Revisions of previous estimates (1)	21	21	*	126	126	—	(72)	(72)	—
Extensions and discoveries	86	86	—	103	103	—	19	19	—
Improved recovery	8	8	—	15	15	—	33	33	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	(1)	(1)	—	(1)	(1)	—	—	—	—
Production for the year (2)	(83)	(83)	*	(83)	(83)	—	(83)	(83)	—

At December 31, (3)	613	613	—	582	582	—	422	422	—

Developed	301	301	—	339	339	—	286	286	—
Undeveloped	312	312	—	243	243	—	136	136	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Consolidated and Equity-accounted entities
At January 1,
Developed	339	339	—	286	286	—	380	380	—
Undeveloped	243	243	—	136	136	—	145	145	—

Total	582	582	—	422	422	—	525	525	—

At December 31,
Developed	301	301	—	339	339	—	286	286	—
Undeveloped	312	312	—	243	243	—	136	136	—

Total	613	613	—	582	582	—	422	422	—

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years 2019, 2018 and 2017 includes an estimated approximately 12, 12 and 12 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities as of December 31, 2019, 2018 and 2017 include an estimated approximately 88, 83 and 61 mmbbl, respectively, in respect of royalty payments which, as described above, are a financial obligation
,
or are substantially equivalent to a production or similar tax.

Natural gas [member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves

	2019			2018			2017
Natural gas	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Billions of standard cubic feet)
Consolidated entities
At January 1,	2,481	2,481	—	2,520	2,520	—	2,923	2,923	—
Developed	1,915	1,915	—	1,850	1,850	—	2,143	2,143	—
Undeveloped	566	566	—	670	670	—	780	780	—
Revisions of previous estimates (1)	(104)	(104)	—	178	178	—	(161)	(161)	—
Extensions and discoveries	384	384	—	329	329	—	313	313	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	12	12	—
Sale of minerals in place	(8)	(8)	—	(4)	(4)	—	—	—	—
Production for the year (2)	(512)	(512)	—	(542)	(542)	—	(567)	(567)	—

At December 31, (3) (4)	2,241	2,241	—	2,481	2,481	—	2,520	2,520	—

Developed	1,743	1,743	—	1,915	1,915	—	1,850	1,850	—
Undeveloped	498	498	—	566	566	—	670	670	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Consolidated and Equity-accounted entities
At January 1,
Developed	1,915	1,915	—	1,850	1,850	—	2,143	2,143	—
Undeveloped	566	566	—	670	670	—	780	780	—

Total	2,481	2,481	—	2,520	2,520	—	2,923	2,923	—

At December 31,
Developed	1,743	1,743	—	1,915	1,915	—	1,850	1,850	—
Undeveloped	498	498	—	566	566	—	670	670	—

Total	2,241	2,241	—	2,481	2,481	—	2,520	2,520	—

*	Not material (less than 1 ).
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of natural gas reserves is considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years 2019, 2018 and 2017 includes an estimated approximately 60, 61 and 64 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities as of December 31, 2019, 2018 and 2017 include an estimated approximately 259, 288 and 289 bcf, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

(4)
Proved natural gas reserves of consolidated entities and equity-accounted entities as of December 31, 2019, 2018 and 2017 include an estimated approximately 321, 349 and 364 bcf, respectively, which is consumed as fuel at the field.

Oil equivalent [Member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves

	2019			2018			2017
Oil equivalent (1)	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels of oil equivalent)
Consolidated entities
At January 1,	1,080	1,080	—	929	929	—	1,113	1,113	—
Developed	722	722	—	663	663	—	815	815	—
Undeveloped	358	358	—	266	266	—	298	298	—
Revisions of previous estimates (2)	7	7	*	157	157	—	(96)	(96)	—
Extensions and discoveries	169	169	—	174	174	—	80	80	—
Improved recovery	8	8	—	15	15	—	32	32	—
Purchase of minerals in place	—	—	—	—	—	—	2	2	—
Sale of minerals in place	(3)	(3)	—	(2)	(2)	—	—	—	—
Production for the year (3)	(188)	(188)	*	(193)	(193)	—	(202)	(202)	—

At December 31, (4)	1,073	1,073	—	1,080	1,080	—	929	929	—

Developed	650	650	—	722	722	—	663	663	—
Undeveloped	423	423	—	358	358	—	266	266	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (2)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (3)	—	—	—	—	—	—	—	—	—

At December 31, (4)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Consolidated and Equity-accounted entities
At January 1,
Developed	722	722	—	663	663	—	815	815	—
Undeveloped	358	358	—	266	266	—	298	298	—

Total	1,080	1,080	—	929	929	—	1,113	1,113	—

At December 31,
Developed	650	650	—	722	722	—	663	663	—
Undeveloped	423	423	—	358	358	—	266	266	—

Total	1,073	1,073	—	1,080	1,080	—	929	929	—

*	Not material (less than 1) .
(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)
Revisions in estimates of reserves are performed at least once a year. Revision of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.

(3)
Barrel of oil equivalent production of consolidated entities for the years 2019, 2018 and 2017 includes an estimated approximately 24, 24 and 25 mmboe, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities as of December 31, 2019, 2018 and 2017 include an estimated approximately 140, 143 and 119 mmboe, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.

Natural Gas Liquids [Member]
Statement [LineItems]
Summary of Changes in YPF's Net Proved Reserves

	2019			2018			2017
Natural Gas Liquids	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign
	(Millions of barrels)
Consolidated entities
At January 1,	56	56	—	58	58	—	68	68	—
Developed	41	41	—	47	47	—	53	53	—
Undeveloped	15	15	—	11	11	—	15	15	—
Revisions of previous estimates (1)	4	4	—	(1)	(1)	—	4	4	—
Extensions and discoveries	14	14	—	13	13	—	5	5	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	(14)	(14)	—	(14)	(14)	—	(19)	(19)	—

At December 31, (3)	60	60	—	56	56	—	58	58	—

Developed	38	38	—	41	41	—	47	47	—
Undeveloped	22	22	—	15	15	—	11	11	—
Equity-accounted entities
At January 1,	—	—	—	—	—	—	—	—	—
Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Revisions of previous estimates (1)	—	—	—	—	—	—	—	—	—
Extensions and discoveries	—	—	—	—	—	—	—	—	—
Improved recovery	—	—	—	—	—	—	—	—	—
Purchase of minerals in place	—	—	—	—	—	—	—	—	—
Sale of minerals in place	—	—	—	—	—	—	—	—	—
Production for the year (2)	—	—	—	—	—	—	—	—	—

At December 31, (3)	—	—	—	—	—	—	—	—	—

Developed	—	—	—	—	—	—	—	—	—
Undeveloped	—	—	—	—	—	—	—	—	—
Consolidated and Equity-accounted entities
At January 1,
Developed	41	41	—	47	47	—	53	53	—
Undeveloped	15	15	—	11	11	—	15	15	—

Total	56	56	—	58	58	—	68	68	—

At December 31,
Developed	38	38	—	41	41	—	47	47	—
Undeveloped	22	22	—	15	15	—	11	11	—

Total	60	60	—	56	56	—	58	58	—

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revision of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Natural gas liquids production for the years 2019, 2018 and 2017 includes an estimated approximately 1, 2 and 2 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas liquids reserves of consolidated entities as of December 31, 2019, 2018 and 2017 include an estimated approximately 6, 8 and 6 mmbbl, respectively, in respect of royalty payments which, as described above, are a financial obligation, or are substantially equivalent to a production or similar tax.